Employee benefit obligations - Pension Expense Charged to Operating Profit, Amounts Charged to Finance Costs and Amounts Recognised in Consolidated Statement of Comprehensive Income (OCI) (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit (liability) asset
Service cost	£ 12	£ 12	£ 11
Administrative expenses	1	3	3
Charge to operating profit	13	15	14
Net interest expense on pension plans	4	4	2
Charge to profit before taxation for defined benefit plans	17	19	16
Actuarial gain/(loss) recognised in OCI	3	(9)	16
Post employment pension other comprehensive income
Disclosure of net defined benefit (liability) asset
Return on plan assets (excluding interest income)	(4)	7	(128)
Changes in demographic assumptions underlying the present value of the plan liabilities	0	(1)	0
Changes in financial assumptions underlying the present value of the plan liabilities	11	(14)	144
Experience loss arising on the plan liabilities	(4)	(1)	0
Change in irrecoverable surplus	0	0	0
Actuarial gain/(loss) recognised in OCI	£ 3	£ (9)	£ 16